Stockholders' Equity	3 Months Ended
Sep. 30, 2013
Stockholders' Equity [Abstract]
Stockholders' Equity
4.	Stockholders’ Equity

Stock Based Compensation
We recorded stock-based compensation of $169,000 and $143,000 for the three months ended September 30, 2013 and 2012, respectively.

The following is a summary of option activity for our stock option plans:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value

Outstanding at June 30, 2013	1,063,750	$2.36

Granted	48,750	$1.39
Forfeited	(500)	$0.86
Expired	(152,500)	$3.71

Outstanding at September 30, 2013	959,500	$2.10	2.1	$43,000

Vested and Expected to Vest at September 30, 2013	855,667	$2.06	2.0	$33,000

Exercisable at September 30, 2013	553,153	$2.37	1.8	$11,000

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of the Company’s common stock.  There were no options exercised during the three months ended September 30, 2013 and 2012.

Common Stock Restricted Awards
The following is a summary of restricted stock activity granted to employees during the three months ended September 30, 2013:

		Weighted Average
	Number of Shares	Grant Date Fair Value
Balance at June 30, 2013	390,003	$1.81
Granted	--
Vested	(164,998)	$1.93
Forfeited	--
Outstanding at September 30, 2013	225,005	$1.72

In connection with the vesting of the restricted stock awards, the election was made by some of the employees to satisfy the applicable federal income tax withholding obligation by a net share settlement, pursuant to which the Company withheld 57,680 shares and used the deemed proceeds from those shares to pay the income tax withholding.  The net share settlement is deemed to be a repurchase by the Company of its common stock.